LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–91.91%
INVESTMENT COMPANIES–91.91%
Equity Funds–38.90%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Special Opportunities Fund	2,951,672	$ 69,727,355
LVIP SSGA Large Cap 100 Fund	34,506,582	311,283,876
LVIP SSGA Mid-Cap Index Fund	33,258,025	280,132,343
LVIP SSGA S&P 500 Index Fund	89,643,315	1,510,400,207
LVIP SSGA Small-Cap Index Fund	15,713,437	344,517,118
LVIP T. Rowe Price Growth Stock Fund	6,044,960	252,806,258
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,949,689	68,689,419
		2,837,556,576
Fixed Income Funds–24.90%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	12,019,730	119,271,779
LVIP Delaware Bond Fund	39,593,909	548,058,891
LVIP JPMorgan High Yield Fund	18,844,777	174,446,099
LVIP PIMCO Low Duration Bond Fund	12,202,414	120,108,363
LVIP SSGA Bond Index Fund	15,332,236	181,870,978
LVIP SSGA Short-Term Bond Index Fund	2,863,014	28,965,117
LVIP Western Asset Core Bond Fund	64,195,381	643,622,886
		1,816,344,113
Global Equity Fund–1.98%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	19,612,764	144,349,940
		144,349,940
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.84%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,248,050	$ 60,851,144
		60,851,144
International Equity Funds–25.29%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	13,145,455	136,489,258
LVIP MFS International Growth Fund	22,537,156	351,489,480
LVIP Mondrian International Value Fund	16,839,974	208,243,121
LVIP SSGA Developed International 150 Fund	33,725,388	189,941,385
LVIP SSGA Emerging Markets 100 Fund	11,201,397	68,451,740
LVIP SSGA Emerging Markets Equity Index Fund	20,214,173	176,712,297
LVIP SSGA International Index Fund	94,455,676	713,518,175
		1,844,845,456
Total Affiliated Investments (Cost $6,329,592,581)		6,703,947,229
UNAFFILIATED INVESTMENT–1.86%
INVESTMENT COMPANY–1.86%
Money Market Fund–1.86%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	135,639,108	135,639,108
Total Unaffiliated Investment (Cost $135,639,108)		135,639,108

TOTAL INVESTMENTS–93.77% (Cost $6,465,231,689)	6,839,586,337
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–6.23%	454,149,966
NET ASSETS APPLICABLE TO 567,169,002 SHARES OUTSTANDING–100.00%	$7,293,736,303

✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2020:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(2,261)	90 Day IMM NEW BPound	$(176,018,850)	$(178,851,929)	6/15/20	$2,833,079	$—
(1,391)	Australian Dollar	(85,449,130)	(86,117,625)	6/15/20	668,495	—
(2,075)	Euro	(286,596,406)	(291,605,415)	6/15/20	5,009,009	—
(1,908)	Japanese Yen	(222,270,075)	(224,573,807)	6/15/20	2,303,732	—
(339)	Swedish Krona	(68,457,660)	(70,597,909)	6/15/20	2,140,249	—
					12,954,564	—
Interest Rate Contract:
25,517	U.S. Treasury 5 yr Notes	3,198,795,172	3,178,645,650	6/30/20	20,149,522	—
Equity Contracts:
(5,259)	E-mini MSCI Emerging Markets Index	(221,640,555)	(221,566,291)	6/19/20	—	(74,264)
(5,218)	E-mini Russell 2000 Index	(299,408,840)	(293,795,283)	6/19/20	—	(5,613,557)
(13,262)	E-mini S&P 500 Index	(1,703,968,070)	(1,686,439,938)	6/19/20	—	(17,528,132)
(3,237)	E-mini S&P MidCap 400 Index	(465,415,860)	(464,976,614)	6/19/20	—	(439,246)
(9,467)	Euro STOXX 50 Index	(286,818,356)	(251,374,323)	6/19/20	—	(35,444,033)
(2,495)	FTSE 100 Index	(174,646,405)	(158,526,649)	6/19/20	—	(16,119,756)
(4,315)	OMXS 30 Index	(64,555,651)	(57,177,564)	4/17/20	—	(7,378,087)
(1,073)	SPI 200 Index	(84,298,789)	(83,717,092)	6/18/20	—	(581,697)
(1,751)	Topix Index	(228,472,727)	(214,264,774)	6/11/20	—	(14,207,953)
					—	(97,386,725)
Total Futures Contracts					$33,104,086	$(97,386,725)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
IMM–International Monetary Market
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
yr–Year
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$6,703,947,229	$—	$—	$6,703,947,229
Unaffiliated Investment Company	135,639,108	—	—	135,639,108
Total Investments	$6,839,586,337	$—	$—	$6,839,586,337
Derivatives:
Assets:
Futures Contracts	$33,104,086	$—	$—	$33,104,086
Liabilities:
Futures Contracts	$(97,386,725)	$—	$—	$(97,386,725)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2020, were as follows:
	Value 12/31/19	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/20	Number of Shares 03/31/20	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-91.91%@
Equity Funds-38.90%@
✧✧LVIP Delaware Special Opportunities Fund	$85,730,257	$18,821,558	$5,139,924	$(1,729,535)	$(27,955,001)	$69,727,355	2,951,672	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	392,231,013	60,551,864	24,396,628	(6,283,804)	(110,818,569)	311,283,876	34,506,582	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	345,420,646	54,838,303	23,040,839	(4,598,986)	(92,486,781)	280,132,343	33,258,025	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,856,896,662	150,467,244	156,134,572	(1,171,938)	(339,657,189)	1,510,400,207	89,643,315	—	—
✧✧LVIP SSGA Small-Cap Index Fund	432,241,181	66,504,656	27,077,340	(6,718,317)	(120,433,062)	344,517,118	15,713,437	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	319,298,888	19,566,393	46,366,020	6,630,220	(46,323,223)	252,806,258	6,044,960	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	85,677,925	8,390,060	8,415,198	956,504	(17,919,872)	68,689,419	2,949,689	—	—
Fixed Income Funds-24.90%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	149,997,099	5,540,049	34,259,850	(777,127)	(1,228,392)	119,271,779	12,019,730	—	—
✧✧LVIP Delaware Bond Fund	690,408,846	39,714,451	184,466,791	(5,680,953)	8,083,338	548,058,891	39,593,909	—	—
✧✧LVIP JPMorgan High Yield Fund	205,844,405	6,443,367	12,633,138	(1,673,916)	(23,534,619)	174,446,099	18,844,777	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	186,156,862	—	65,037,649	(1,112,031)	101,181	120,108,363	12,202,414	—	—
✧✧LVIP SSGA Bond Index Fund	223,434,070	7,364,750	55,952,781	722,477	6,302,462	181,870,978	15,332,236	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	35,466,926	1,457,967	7,349,385	(130,017)	(480,374)	28,965,117	2,863,014	—	—
✧✧LVIP Western Asset Core Bond Fund	692,443,318	39,226,562	80,029,210	(3,482,002)	(4,535,782)	643,622,886	64,195,381	—	—
Global Equity Fund-1.98%@
✧✧LVIP BlackRock Global Real Estate Fund	168,486,488	27,366,320	14,037,554	(1,275,408)	(36,189,906)	144,349,940	19,612,764	—	—
Global Fixed Income Fund-0.84%@
✧✧LVIP Global Income Fund	74,847,180	2,757,008	16,935,246	(32,056)	214,258	60,851,144	5,248,050	—	—
International Equity Funds-25.29%@
✧✧LVIP Loomis Sayles Global Growth Fund	172,697,739	5,177,953	17,572,027	(80,744)	(23,733,663)	136,489,258	13,145,455	—	—
✧✧LVIP MFS International Growth Fund	458,884,617	14,293,365	38,699,726	1,613,069	(84,601,845)	351,489,480	22,537,156	—	—
✧✧LVIP Mondrian International Value Fund	262,214,596	31,092,400	15,433,821	(3,727,996)	(65,902,058)	208,243,121	16,839,974	—	—
✧✧LVIP SSGA Developed International 150 Fund	256,532,485	27,165,078	17,233,208	(3,902,886)	(72,620,084)	189,941,385	33,725,388	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	88,329,348	10,894,050	5,139,925	(1,336,671)	(24,295,062)	68,451,740	11,201,397	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	233,013,779	14,258,518	16,039,516	(809,534)	(53,710,950)	176,712,297	20,214,173	—	—
✧✧LVIP SSGA International Index Fund	889,090,035	81,563,216	52,996,121	(6,802,557)	(197,336,398)	713,518,175	94,455,676	—	—
Total	$8,305,344,365	$693,455,132	$924,386,469	$(41,404,208)	$(1,329,061,591)	$6,703,947,229		$—	$—

@ As a percentage of Net Assets as of March 31, 2020.
✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
4. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Global Growth Allocation Managed Risk Fund–5